1-for-8 reverse stock split	12 Months Ended
Dec. 31, 2017
1-for-8 reverse stock split
1-for-8 reverse stock split

15.1-for-8 reverse share split

On June 1, 2016, our shareholders approved a 1-for-8 reverse split of our outstanding shares. Under French law, the reverse share split is effective on June 18, 2016. Share-related disclosures, including nominal values, subscription prices per share, number of ordinary shares and preferred shares, and net earnings (loss) per share calculations, have been adjusted to reflect the 1-for-8 reverse share split up to June 18, 2016. The impact of the one-for-eight reverse share split on the Company's share options, employee warrants (BSPCE) and warrants (BSA) was a change to the conversion rate, whereby holders of share options, employee warrants (BSPCE) and warrants (BSA) will exercise eight options or warrants for one of the Company's ordinary shares. The number of outstanding share options, employee warrants (BSPCE) and warrants (BSA) has not changed due to the one-for-eight reverse share split. The exercise price for each option or warrant that has been granted has also not changed. The Company has rounded down for any fractional shares.

Subsequent to June 18, 2016, the Company’s share options, employee warrants (BSPCE) and warrants (BSA) were granted based on a post reverse share split basis with a 1-for-1 conversion rate.